REVENUE FROM CONTRACTS WITH CUSTOMERS (Tables)	12 Months Ended
Dec. 31, 2021
REVENUE FROM CONTRACTS WITH CUSTOMERS
Schedule of receivables, contract assets and contract liabilities from contracts with customer

	December 31,
	2021	2020
Receivables	32,361	31,452
Contract assets	189	53
Total assets	32,550	31,505
Less current portion	(20,638)	(29,342)
Total non-current assets	11,912	2,163

Contract liabilities:
Mobile and fixed telecommunication services	(22,064)	(20,714)
Other services	(1,083)	(694)
Loyalty programme	(451)	(434)
Total liabilities	(23,598)	(21,842)
Less current portion	22,621	21,125
Total non-current liabilities	(977)	(717)

Schedule of changes in the contract liabilities

	2021	2020

Balance as of January 1	(21,842)	(21,307)

Revenue recognised that was included in the contract liability balance at the beginning of the period	18,712	17,531
Increase due to cash received, excluding amount recognised as revenue during the period	(20,468)	(18,438)
Disposal of Nvision Group	—	372

Balance as of December 31	(23,598)	(21,842)

Schedule of revenue related to performance obligations and transaction price that are unsatisfied

	2022	2023-2027	2028-2032	Total

Connectivity services	21,087	901	76	22,064
Other services	1,083	—	—	1,083
Loyalty programme	451	—	—	451

	2022	2023-2027	2028-2032	After 2032	Total

Connectivity services	312	519	195	124	1,150
Integration services	111	178	44	—	333

Schedule of capitalized cost to obtain and fulfill contracts

	December 31,
	2021	2020
Cost to obtain contracts
Gross book value	14,633	14,268
Accumulated amortization	(6,736)	(6,600)

Cost to fulfill contracts
Gross book value	5,240	4,081
Accumulated amortization	(2,279)	(1,628)